Employee and Personnel Costs - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefits [Abstract]
Salaries and other remuneration	$ (150,026)	$ (151,444)	$ (109,847)
Social security costs	(23,255)	(24,241)	(19,158)
Share-based payments	(21,446)	(35,466)	(23,632)
Pension and post-employment benefits	(9,542)	(9,208)	(8,390)
Total	(204,269)	(220,359)	(161,027)
Short-term employee benefits	(11,120)	(8,207)	(6,459)
Pension and post-employment benefits	(628)	(638)	(766)
Share-based payments	(9,151)	(19,011)	(13,921)
Social security costs	(3,404)	(3,780)	(2,521)
Total	$ (24,303)	$ (31,636)	$ (23,666)